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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2011

Check here if Amendment; [X] Amendment Number: 1

This Amendment (Check [_] is a restatement
only one);            [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                   Diamond Capital Management Inc.
Address:                Dorinco 100
                        Midland, MI 48674
13F File Number:        28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Kenneth J. Van Heel
Title:                 President, Diamond Capital Management Inc.
Phone:                 989-636-1915

Signature, Place, and Date of Signing:


/S/ KENNETH J. VAN HEEL,        MIDLAND,  MICHIGAN,   (September 1, 2011)

This Form 13F for Diamond Capital Management Inc. (CIK 0001067924) was inadvertently filed under the CIK code for The Dow Chemical Company on April 25, 2011. Please disregard this filing on behalf of The Dow Chemical Company.

Report Type (Check one only):

[X]  13F HOLDINGS REPORT
[_]  13F NOTICE
[_]  13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 70
Form 13F Information table Value Total(x 1000): $830,932